VIRTUS Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Communication Services—4.5%
Cellnex Telecom SA (Spain)	2,776	$177
CTS Eventim AG & Co. KGaA (Germany)(1)	1,862	116
Infrastrutture Wireless Italiane SpA (Italy)	12,857	145
		438

Consumer Discretionary—17.0%
adidas AG (Germany)	504	187
Allegro.eu SA (Poland)(1)	5,634	97
Booking Holdings, Inc. (Netherlands)(1)	94	206
Cie Financiere Richemont SA (Switzerland)	907	110
EssilorLuxottica SA (France)	1,282	236
Ferrari NV (Italy)	767	158
Flutter Entertainment plc (Ireland)(1)	1,241	225
La Francaise des Jeux SAEM (France)	1,899	112
LVMH Moet Hennessy Louis Vuitton SE (France)	254	199
Prosus NV (Netherlands)	1,203	118
		1,648

Consumer Staples—16.7%
Anheuser-Busch InBev NV (Belgium)	2,513	181
Diageo plc (United Kingdom)	4,258	204
Heineken NV (Netherlands)	1,530	185
L’Oreal SA (France)	246	110
Nestle S.A. Registered Shares (Switzerland)	3,500	436
Pernod Ricard SA (France)	659	146
Unilever plc (United Kingdom)	6,107	358
		1,620

Financials—6.2%
Groupe Bruxelles Lambert SA (Belgium)	1,642	184
KBC Group NV (Belgium)	1,265	97
London Stock Exchange Group plc (United Kingdom)	2,378	262
UBS Group AG (Switzerland)	3,480	53
		596

Health Care—12.5%
Alcon, Inc. (Switzerland)	3,644	255
Eurofins Scientific SE (Luxembourg)	2,545	291
Lonza Group AG Registered Shares (Switzerland)	374	265
Medtronic plc (United States)	2,267	281
Sartorius Stedim Biotech (France)	249	118
		1,210

Industrials—21.2%
Ashtead Group plc (United Kingdom)	4,644	345
DCC plc (Ireland)	1,272	104
Experian plc (Ireland)	3,108	120
IMCD NV (Netherlands)	1,082	172
RELX plc (United Kingdom)	5,022	134
Rentokil Initial plc (United Kingdom)	34,584	237
Safran SA (France)	638	88
Teleperformance (France)	829	336
Vinci SA (France)	1,639	175
	Shares	Value

Industrials—continued
Wolters Kluwer NV (Netherlands)	3,365	$338
		2,049

Information Technology—11.2%
Accenture plc Class A (United States)	1,164	343
Adyen NV (Netherlands)(1)	65	159
Amadeus IT Group SA (Spain)(1)	2,861	201
ASML Holding NV (Netherlands)	70	48
Halma plc (United Kingdom)	5,098	190
Sinch AB (Sweden)(1)	8,539	144
		1,085

Materials—5.4%
Air Liquide SA (France)	1,484	260
Sika AG (Switzerland)	810	265
		525

Utilities—2.1%
Energias de Portugal SA (Portugal)	37,430	198
Total Common Stocks (Identified Cost $6,649)		9,369

Total Long-Term Investments—96.8% (Identified Cost $6,649)		9,369

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	264,530	264
Total Short-Term Investment (Identified Cost $265)		264

TOTAL INVESTMENTS—99.5% (Identified Cost $6,914)		$9,633
Other assets and liabilities, net—0.5%		44
NET ASSETS—100.0%		$9,677

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Country Weightings†
United Kingdom	18%
France	17
Switzerland	15
Netherlands	13
United States	10
Belgium	5
Ireland	4
Other	18
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$9,369	$9,369
Money Market Mutual Fund	264	264
Total Investments	$9,633	$9,633
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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